Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions
Related Party Transactions
14.	RELATED PARTY TRANSACTIONS:

Mr. Jerald Cobbs and Mr. Albert Hansen

Mr. Jerald Cobbs, a member of our Board of Directors, was the Managing Director of Signet Healthcare Partners (formerly Sanders Morris Harris) ("Signet"). Mr. Albert Hansen is a member of our Board of Directors and Managing Director of Signet. LOF and several of its affiliates are affiliates of Signet. As of December 31, 2010, LOF and several of its affiliates held 3,858,908 shares of our Series E Preferred Stock, including accrued payment-in-kind dividends. The 3,858,908 shares of our Series E Preferred Stock held by LOF and several of its affiliates are convertible into 3,858,908 shares of our common stock. The Series E Preferred Stock included an 8% annual payment-in-kind dividend for 24 months, which expired in the second quarter of 2008.

Certain funds affiliated with LOF and several of its affiliates also own 2,086,957 shares of our Series D Preferred Stock and 95,967 shares of our Series G Preferred Stock, including accrued dividends, which are convertible into 2,086,957 and 9,596,725 shares of our common stock, respectively.

LOF holds a warrant to purchase an aggregate of 80,000 shares of our common stock at $0.75 per share. The warrant expires in December 2011.

The transactions with LOF were all deemed to be made at arms-length rates.

Mr. Edward Flynn

At December 31, 2010, Mr. Edward Flynn, a member of our Board of Directors, held 1,616,160 shares of our common stock, 784 shares of our Series F Preferred Stock, 4,166 shares of our Series G Preferred Stock, including preferred dividends, and a warrant for 66,667 shares of common stock. The Series F Preferred Stock and the Series G Preferred Stock are convertible into 783,842 and 416,588 shares of our common stock, respectively.